Suppliers	12 Months Ended
Dec. 31, 2023
Suppliers Abstract
Suppliers
19.
SUPPLIERS

	2023	2022

Energy purchased for resale	1,250	1,162

Energy on spot market – CCEE	135	110

Charges for use of energy network	246	207

Itaipu Binacional	240	274

Gas purchased for resale	204	278

Materials and services	942	801

	3,017	2,832

The exposure of the Company and its subsidiaries to exchange rate and liquidity risks related to suppliers is disclosed in note 31.